COMPETITIVE RETURNS | UNION CONSTRUCTION JOBS | HOUSING FINANCE
JUNE 2025	Projects Committed / In Construction

37 projects	22 cities represented across 11 states	5,016 units of housing	$897.6M capital invested or allocated	22.1M hours created of union construction work

MA MASSACHUSETTS
• 8 Projects Under Construction
• 862 Units of Housing (99% Affordable)
• $170.1M Invested
MI MICHIGAN
• 1 Project Under Construction
• 148 Units of Housing (20% Affordable)
• $42.3M Invested
NY NEW YORK
• 1 Project Under Construction
• 96 Units of Housing (100% Affordable)
• $132.2M Invested
CA CALIFORNIA
• 2 Projects Under Construction
• 94 Units of Housing (100% Affordable)
• $35.2M Invested/Allocated
MN MINNESOTA
• 7 Projects Under Construction
• 762 Units of Housing (45% Affordable)
• $152.4M Invested/Allocated
NV NEVADA
• 1 Project Under Construction
• 209 Units of Housing (100% Affordable)
• $28.3M Invested
IL ILLINOIS
• 11 Projects Under Construction
• 1,765 Units of Housing (70% Affordable)
• $184.4M Invested/Allocated
NJ NEW JERSEY
• 2 Projects Under Construction
• 802 Units of Housing
• $61.0M Invested/Allocated
PA PENNSYLVANIA
• 2 Projects Under Construction
• $23.0M Allocated
OH OHIO
• 1 Project Under Construction
• $8.0M Allocated
HI HAWAII
• 1 Project Under Construction
• 278 Units of Housing (100% Affordable)
• $60.6M Invested
MN
MI
NY
MA
PA
NJ
OH
IL
NV
CA
HI
83% of housing projects have affordable units

“The projects depicted by this graphic may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this graphic; and (iii) this graphic is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.”

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